Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
EIN: 22-0784760 Plan Number: 002
Year Ended December 31, 2025

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

	Total That Constitute Prohibited Nonexempt Transactions			Totally Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction Exemption 2002-51
Participant Contributions Transferred Late to Plan *	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
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If Late Participant Loan Repayments are Included	**$244	*$5,643
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*	Pertains to Plan Year 2024
**	Contributions have been remitted into the Plan in 2023 and 2024. Plan Administrator is in process of calculating lost earnings